Eaton Vance
China Equity Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
China — 97.3%
Automobile Components — 0.6%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	31,600	$ 224,360
		$ 224,360
Automobiles — 1.6%
BYD Co. Ltd., Class H	49,600	$ 577,377
		$ 577,377
Banks — 13.6%
Bank of Jiangsu Co. Ltd., Class A	146,200	$ 243,901
Bank of Ningbo Co. Ltd., Class A	57,200	262,311
China Construction Bank Corp., Class H	2,774,000	3,005,665
China Merchants Bank Co. Ltd., Class H(2)	28,500	171,457
Industrial & Commercial Bank of China Ltd., Class H	1,289,000	1,091,596
		$ 4,774,930
Beverages — 1.2%
Eastroc Beverage Group Co. Ltd., Class A	7,280	$ 153,217
Nongfu Spring Co. Ltd., Class H(1)	16,800	91,689
Tsingtao Brewery Co. Ltd., Class H(3)	26,000	165,159
		$ 410,065
Biotechnology — 0.2%
Innovent Biologics, Inc.(1)(3)	8,000	$ 84,947
		$ 84,947
Broadline Retail — 14.3%
Alibaba Group Holding Ltd.	300,000	$ 4,651,246
PDD Holdings, Inc. ADR(3)	4,558	384,878
		$ 5,036,124
Capital Markets — 2.0%
China International Capital Corp. Ltd., Class H(1)	109,200	$ 273,461
Huatai Securities Co. Ltd., Class H(1)	218,000	441,521
		$ 714,982
Chemicals — 0.7%
Wanhua Chemical Group Co. Ltd., Class A	24,100	$ 261,545
		$ 261,545
Security	Shares	Value
Communications Equipment — 1.7%
Zhongji Innolight Co. Ltd., Class A	3,400	$ 579,314
		$ 579,314
Consumer Staples Distribution & Retail — 0.3%
JD Health International, Inc.(1)(3)	24,550	$ 119,721
		$ 119,721
Electrical Equipment — 4.4%
Contemporary Amperex Technology Co. Ltd., Class A	16,700	$ 1,047,208
Dongfang Electric Corp. Ltd., Class H(2)	24,000	98,561
NARI Technology Co. Ltd., Class A	28,300	104,111
Shenzhen Megmeet Electrical Co. Ltd., Class A	5,700	106,005
Sieyuan Electric Co. Ltd., Class A	6,200	185,236
		$ 1,541,121
Electronic Equipment, Instruments & Components — 1.5%
Luxshare Precision Industry Co. Ltd., Class A	15,600	$ 169,054
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	6,555	157,921
Victory Giant Technology Huizhou Co. Ltd., Class A	3,600	195,621
		$ 522,596
Food Products — 1.2%
Foshan Haitian Flavouring & Food Co. Ltd., Class H	105,100	$ 437,584
		$ 437,584
Gas Utilities — 0.5%
Kunlun Energy Co. Ltd.	174,000	$ 159,016
		$ 159,016
Hotels, Restaurants & Leisure — 3.0%
Atour Lifestyle Holdings Ltd.	2,350	$ 80,699
H World Group Ltd.	102,000	456,622
Meituan, Class B(1)(3)	16,200	157,441
Trip.com Group Ltd.(3)	3,500	164,903
Yum China Holdings, Inc.	4,600	200,884
		$ 1,060,549
Household Durables — 0.6%
Midea Group Co. Ltd., Class H	20,700	$ 226,408
		$ 226,408
Independent Power and Renewable Electricity Producers — 0.6%
China Yangtze Power Co. Ltd., Class A	49,000	$ 200,895
		$ 200,895

Eaton Vance
China Equity Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 4.6%
PICC Property & Casualty Co. Ltd., Class H	298,000	$ 553,083
Ping An Insurance Group Co. of China Ltd., Class H(2)	139,000	1,064,620
		$ 1,617,703
Interactive Media & Services — 16.4%
Tencent Holdings Ltd.	105,800	$ 5,748,280
		$ 5,748,280
IT Services — 0.8%
Vnet Group, Inc. ADR(2)(3)	27,987	$ 282,109
		$ 282,109
Life Sciences Tools & Services — 3.1%
WuXi AppTec Co. Ltd., Class H(1)(2)	20,000	$ 333,016
WuXi Biologics Cayman, Inc.(1)(3)	177,500	759,183
		$ 1,092,199
Machinery — 3.4%
Anhui Yingliu Electromechanical Co. Ltd., Class A	31,900	$ 305,139
Huaming Power Equipment Co. Ltd., Class A	65,500	215,483
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,100	98,351
Sany Heavy Industry Co. Ltd., Class H(3)	136,200	337,245
Shenzhen Han's CNC Technology Co. Ltd., Class H	9,900	227,195
		$ 1,183,413
Media — 0.5%
Focus Media Information Technology Co. Ltd., Class A	193,200	$ 159,273
		$ 159,273
Metals & Mining — 4.1%
China Hongqiao Group Ltd.	94,500	$ 338,843
Zijin Mining Group Co. Ltd., Class H	260,000	1,089,976
		$ 1,428,819
Oil, Gas & Consumable Fuels — 4.7%
China Shenhua Energy Co. Ltd., Class H(2)	137,500	$ 790,462
PetroChina Co. Ltd., Class H	612,000	850,768
		$ 1,641,230
Real Estate Management & Development — 1.3%
China Resources Mixc Lifestyle Services Ltd.(1)	86,800	$ 460,632
		$ 460,632
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	6,757	$ 297,404
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cambricon Technologies Corp. Ltd., Class A	815	$ 157,769
Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,700	115,316
Hua Hong Semiconductor Ltd., Class H(1)(2)(3)	15,000	309,128
Hygon Information Technology Co. Ltd., Class A	2,632	114,536
Montage Technology Co. Ltd., Class A	4,488	168,224
Montage Technology Co. Ltd., Class H(2)(3)	600	30,586
NAURA Technology Group Co. Ltd., Class A	14,900	1,387,691
Piotech, Inc., Class A	3,212	298,742
		$ 2,879,396
Specialty Retail — 0.7%
Pop Mart International Group Ltd.(1)(2)	10,600	$ 233,625
		$ 233,625
Textiles, Apparel & Luxury Goods — 0.3%
Bosideng International Holdings Ltd.	216,000	$ 117,215
		$ 117,215
Transportation Infrastructure — 1.2%
China Merchants Port Holdings Co. Ltd.	222,000	$ 436,135
		$ 436,135
Total China (identified cost $23,071,060)		$34,211,563
Hong Kong — 0.9%
Metals & Mining — 0.0%†
Zijin Gold International Co. Ltd.(3)	638	$ 10,593
		$ 10,593
Semiconductors & Semiconductor Equipment — 0.5%
ASMPT Ltd.	7,300	$ 181,031
		$ 181,031
Textiles, Apparel & Luxury Goods — 0.4%
Samsonite Group SA(1)	77,100	$ 142,405
		$ 142,405
Total Hong Kong (identified cost $313,378)		$ 334,029
Total Common Stocks (identified cost $23,384,438)		$34,545,592

Eaton Vance
China Equity Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.8%
Affiliated Fund — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.54%(4)	576,440	$ 576,440
Total Affiliated Fund (identified cost $576,440)		$ 576,440

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%(5)	50,523	$ 50,523
Total Securities Lending Collateral (identified cost $50,523)		$ 50,523
Total Short-Term Investments (identified cost $626,963)		$ 626,963
Total Investments — 100.0% (identified cost $24,011,401)		$35,172,555
Other Assets, Less Liabilities — (0.0)%†		$ (15,028)
Net Assets — 100.0%		$35,157,527
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $3,631,129 or 10.3% of the Fund's net assets.
(2)	All or a portion of this security was on loan at May 31, 2026. The aggregate market value of securities on loan at May 31, 2026 was $3,159,169 and the total market value of the collateral received by the Fund was $3,348,475, comprised of cash of $50,523 and U.S. government and/or agencies securities of $3,297,952.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at May 31, 2026.
Affiliated Investments
At May 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $576,440, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,813,577	$8,854,391	$(10,091,528)	$ —	$ —	$576,440	$40,153	576,440
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
China Equity Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 5,907,553	$ —	$ 5,907,553
Consumer Discretionary	465,577	7,152,486	—	7,618,063
Consumer Staples	—	967,370	—	967,370
Energy	—	1,641,230	—	1,641,230
Financials	—	7,107,615	—	7,107,615
Health Care	—	1,177,146	—	1,177,146
Industrials	—	3,160,669	—	3,160,669
Information Technology	282,109	4,162,337	—	4,444,446
Materials	—	1,700,957	—	1,700,957
Real Estate	—	460,632	—	460,632
Utilities	—	359,911	—	359,911
Total Common Stocks	$ 747,686	$33,797,906*	$ —	$34,545,592
Short-Term Investments:
Affiliated Fund	$ 576,440	$ —	$ —	$ 576,440
Securities Lending Collateral	50,523	—	—	50,523
Total Investments	$1,374,649	$33,797,906	$ —	$35,172,555
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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